INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

Income tax expenses (benefits)

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Income (loss) before income taxes and equity in earnings of affiliates
Canada	6,237	(19,357)	(61,704)
United States	66,432	22,275	(49,536)
PRC including Hong Kong and Taiwan	(35,943)	193,705	230,768
Japan	51,910	1,179	5,026
Singapore	(7,728)	69,424	153,437
Brazil	14,448	32,052	(44,663)
Thailand	(15,562)	17,155	162,303
Other	58,670	40,035	12,894
	138,464	356,468	408,525
Current tax expense (benefit)
Canada	(1,124)	(16,707)	1,944
United States	15,937	(1,684)	12,570
PRC including Hong Kong and Taiwan	47,356	47,528	55,780
Japan	24,047	3,054	4,104
Singapore	617	872	475
Brazil	6,151	5,023	(7,518)
Thailand	—	—	—
Other	10,097	19,183	7,695
	103,081	57,269	75,050
Deferred tax expense (benefit)
Canada	685	10,629	2,048
United States	(1,604)	1,996	(4,176)
PRC including Hong Kong and Taiwan	(65,017)	500	(724)
Japan	(353)	(173)	2,008
Singapore	—	231	—
Brazil	1,244	5,546	(25,657)
Thailand	—	—	—
Other	(2,192)	(2,645)	10,952
	(67,237)	16,084	(15,549)
Total income tax expense (benefit)
Canada	(439)	(6,078)	3,992
United States	14,333	312	8,394
PRC including Hong Kong and Taiwan	(17,661)	48,028	55,056
Japan	23,694	2,881	6,112
Singapore	617	1,103	475
Brazil	7,395	10,569	(33,175)
Thailand	—	—	—
Other	7,905	16,538	18,647
	35,844	73,353	59,501

18. INCOME TAXES (Continued)

The Company’s major operating subsidiaries and their respective income taxes are as follows:

Canada

CSI was incorporated in Ontario, Canada and was subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5%. In July 2022, CSI filed articles of continuance to change its jurisdiction from the provincial jurisdiction of British Columbia to the provincial jurisdiction of Ontario. CSI is subject to federal and Ontario provincial corporate income taxes at a rate of 26.5% through December 31, 2023.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 26.4%, 24.6% and 25.5% for the years ended December 31, 2021, 2022 and 2023, respectively.

Canadian Solar SSES (US) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 21.9% and 28.1% for the years ended December 31, 2022 and 2023, respectively.

Recurrent Energy Group Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 22.2%, 22.5% and 26.1% for the years ended December 31, 2021, 2022 and 2023, respectively.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 31.8% for the years ended December 31, 2021, 2022 and 2023, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2021, 2022 and 2023, respectively.

Brazil

Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd. was incorporated in Brazil and is subject to Brazil corporate income tax at a rate of 34% for the years ended December 31, 2021, 2022 and 2023, respectively.

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has five Board of Investment certificates for full tax exemption which have different effective years. The certificates started from year 2016 through 2023, respectively, one of which expired in 2021 and the other four will expire in 2024, 2027, 2030 and 2031, respectively.

PRC

The major operating subsidiaries, including CSI Solartronics (Suzhou) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

18. INCOME TAXES (Continued)

PRC (Continued)

In 2023, certain of the Company’s PRC subsidiaries, namely Suzhou Sanysolar Materials Technology Co., Ltd, Changshu Tegu New Material Technology Co., Ltd, CSI New Energy Development (Suzhou) Co., Ltd, CSI Solar Technologies (JiaXing) Co., Ltd and Canadian Solar Photovoltaic Technology (Luoyang) Co., Ltd. are HNTEs and enjoyed preferential enterprise income tax rates.

Hong Kong

Canadian Solar International Ltd. was incorporated in Hong Kong, China, and are subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2021, 2022 and 2023, respectively.

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and equity in earnings of affiliates and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2021	2022	2023
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	4%	(3)%	(15)%
Effect of different tax rate on earnings in other jurisdictions	9%	1%	(4)%
Effect of tax holiday	(3)%	(1)%	(1)%
Effect of true-up	4%	(2)%	—%
Effect of cross-border tax	—%	—%	1%
Unrecognized tax provision	(5)%	—%	—%
Change in valuation allowance	(3)%	(1)%	7%
Effect of change in tax rate	(7)%	—%	—%
	26%	21%	15%

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	4,466	2,520	3,043
Per share — basic	0.07	0.04	0.05
Per share — diluted	0.07	0.04	0.04

18. INCOME TAXES (Continued)

Hong Kong (Continued)

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2022	2023
	$	$
Deferred tax assets:
Accrued warranty costs	17,318	12,944
Allowance for credit losses	11,772	14,728
Inventory write-down	1,235	5,807
Future deductible expenses	32,351	28,720
Depreciation and impairment difference of property, plant and equipment and solar power systems	36,332	18,428
Accrued liabilities related to antidumping and countervailing duty deposits	40	39
Government subsidies	28,723	46,712
Net operating losses carry-forward	79,474	131,094
Unrealized foreign exchange loss and capital loss	2,677	190
Interest limitation	14,031	15,471
Others	48,761	62,003
Total deferred tax assets, gross	272,714	336,136
Valuation allowance	(43,488)	(72,678)
Total deferred tax assets, net of valuation allowance	229,226	263,458

Deferred tax liabilities:
Derivative assets	2,899	654
Depreciation difference of property, plant and equipment	34,914	34,625
Insurance recoverable	55	71
Unrealized foreign exchange gain	3,906	1,816
Others	24,856	45,662
Total deferred tax liabilities	66,630	82,828
Net deferred tax assets	162,596	180,630
Analysis as:
Deferred tax assets	229,226	263,458
Deferred tax liabilities	(66,630)	(82,828)
Net deferred tax assets	162,596	180,630

18. INCOME TAXES (Continued)

Hong Kong (Continued)

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 5% or 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2023, the Company provided $5,350 of withholding income tax for undistributed earnings of foreign subsidiaries in 2023 on the basis of expected future distribution plan. As of December 31, 2023, the remaining undistributed earnings of approximately $701,222 attributable to the Company’s PRC subsidiaries and affiliates are considered to be indefinitely reinvested. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $35,061 to $70,122, depending on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance	50,118	45,682	43,488
Additions (reversals)	(4,671)	(1,531)	28,819
Foreign exchange effect	235	(663)	371
Ending balance	45,682	43,488	72,678

As of December 31, 2023, the Company has accumulated net operating losses of $821,591, including U.S. federal and state net operating losses of $331,767, all of which will expire between 2027 and 2043.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

●	Tax planning strategies;
●	Future reversals of existing taxable temporary differences;
●	Further taxable income exclusive of reversing temporary differences and carry-forwards;

18. INCOME TAXES (Continued)

Hong Kong (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

The Company has recognized a valuation allowance of $43,488 and $72,678 as at December 31, 2022 and 2023, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2022 and 2023 was $961 and $956, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2021, 2022 and 2023, respectively.

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance	9,628	5,863	4,770
Reductions for tax positions from prior years/Statute of limitations expirations	(3,763)	(678)	(24)
Foreign exchange effect	(2)	(415)	(1)
Ending balance	5,863	4,770	4,745

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company’s taxation years from 2017 to 2023 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2019 through 2023 remain open to examination by the U.S. tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2018 retrospectively, and on transfer pricing matters for taxation years up to 2013 retrospectively. There is no statute of limitations in case of tax evasion in PRC.